Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2016
Related Party Balances and Transactions [Abstract]
Related Party Balances and Transactions
(15)	Related Party Balances and Transactions

The principal related party balances and transactions as of and for the years ended December 31, 2015 and 2016 are as follows:

a)	Amounts due from related parties:

	As of December 31,
	2015	2016
	RMB	RMB
Amounts due from an equity method affiliate and its subsidiaries, net (i)	36,508	32,495
Subscription receivables (Note 2(m) & Note 12)	268,829	288,135

(i)	The Group agreed to grant a revolving loan with a maximum amount of US$50,000 (equivalent to RMB317,990 as per the agreement) to Sincere Fame and its subsidiaries pursuant to a facility letter entered in October 2011 (the “Facility”). The Facility is valid for two years and is renewed upon mutual agreement for another two years in October 2013 and October 2015, separately. On January 1, 2012, the Group and Sincere Fame further entered into a supplemental loan agreement, which established the legal rights to offset the interests and amounts receivable or payable between the Group and Sincere Fame, and all the subsidiaries of the Group and Sincere Fame. The amounts are unsecured and bear interest at 7.3% and are repayable on demand. As of December 31, 2015 and 2016, the amount due from Sincere Fame and its subsidiaries represented nil and nil principal receivable, respectively, and RMB36,508 and RMB32,495 interest receivable, respectively. The interest receivables is non-interest bearing.

b)	The Group charged affiliates interest income of RMB12,170, RMB8,088 and nil for loans receivable for the years ended December 31, 2014, 2015, and 2016, respectively.